Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends

	2020	2019	2018
	RMB million	RMB million	RMB million
Proposed final – Nil (2019: 0.050, 2018: Nil) per ordinary share	—	819	—